Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Financial Covenants - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Other Provisions [Line Items]
EQUITY		$ 8,831,900	$ 8,278,507	$ 7,879,739	$ 11,532,343
Ratio of Unsecured assets to Unsecured total liabilities	1.09%
Debt to equity ratio	0.71%
Debt/EBITDA ratio	1.87%
Borrowings		40,867	$ 68,868	158,960
Enel Generacion Peru S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		43,895
Chinango S.A.C.
Disclosure Of Other Provisions [Line Items]
EQUITY				$ 109,997
Bank borrowings		424
Banco de Credito del Per [Member]
Disclosure Of Other Provisions [Line Items]
Finance lease arrangement outstanding amount		43,866
Banco Scotiabank [Member] | Maturity in March 2022 [Member]
Disclosure Of Other Provisions [Line Items]
Finance lease arrangement outstanding amount		31,165
Ninth Local Bond Issue [Member] | Enel Distribucin Ro
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		154,663
Banco Nacional de Desenvolvimiento [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		225,414
Electrobras and Banco do Brasil [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		25,049
BNDES and Banco Itau [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		48,607
Third Local Bond Issue [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		25,049
Bank of Tokyo [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		113,223
Citibank and Banco Itau [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings		$ 172,865
Bottom of range
Disclosure Of Other Provisions [Line Items]
Ratio of Unsecured assets to Unsecured total liabilities	1.00%
Top of Range
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio	1.30%
Debt/EBITDA ratio	3.50%
Series B2 [Member]
Disclosure Of Other Provisions [Line Items]
Minimum equity requirement	$ 677,228
EQUITY	$ 6,136,139
Financial debt to capitalization ratio, maximum	2.24%
Debt to equity ratio	2.10%	2.10%
Fourth Local Bond Issues [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 82,865
Fifth and Sixth Local Bond Issue and Promisory Notes [Member] | Banco Itau [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		250,972
Fourteenth and Twenty Third Local Bond Issue [Member] | Eletropaulo [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 922,422